Federal Income Tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Net operating loss carryforwards	$ 9,200,000
Orphan drug tax credit	$ 567,188	$ 431,238
Description for operating loss carryforwards expiration period	These carryforwards begin to expire in 2027, if not utilized
Change in deferred tax assets	$ (2,800,000)
Change in valuation allowance	$ (1,753,000)
Federal income tax rate	35.00%	35.00%
Tax Cuts and Jobs Act Description	Reduced the federal tax rate for US corporations from 35% to 21% commencing in 2018